Segment Information - Detail of assets and liabilities of VMO2 (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Fixed Assets	€ 21,439	€ 22,944	€ 23,714
Rights of use	7,907	8,448	8,279
Financial assets and other non-currents assets	7,403	7,268
Deferred tax assets	6,673	6,240	4,884
Current financial assets	1,800	1,078
Total allocated assets	100,502	104,324
Non-current financial liabilities	33,192	33,360
Non-current lease liabilities	6,077	6,708
Deferred tax liabilities	2,905	2,702	€ 3,067
Current financial liabilities	5,590	3,701
Current lease liabilities	2,226	2,239
VMO2
Disclosure of joint ventures [line items]
Fixed Assets	40,079	38,817
Rights of use	1,073	773
Financial assets and other non-currents assets	1,481	1,741
Deferred tax assets	448	366
Current financial assets	660	569
Total allocated assets	48,247	46,455
Non-current financial liabilities	21,754	21,061
Non-current lease liabilities	950	663
Deferred tax liabilities	1	1
Current financial liabilities	4,970	4,165
Current lease liabilities	197	201
Total allocated liabilities	€ 32,804	€ 30,727